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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/10

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: _________

THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT.
                                  [ ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    St. Johns Investment Management
ADDRESS: 10060 Skinner Lake Dr
         Suite 501
         Jacksonville, FL 32246

Form 13F File Number: 028-10026

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  David W. Price
TITLE: CEO
PHONE: (904) 399-0662

SIGNATURE,PLACE,AND DATE OF SIGNING:


X David W. Price                        Jacksonville, FL 08/12/2010
 ------------------------------------                    ---------------------

REPORT TYPE (CHECK ONLY ONE.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

BBVA USA Bancshares, Inc.

Compass Bancshares, Inc.

Compass Bank

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.